Share-Based Compensation - Additional Information (Detail) - USD ($)									12 Months Ended
	Nov. 28, 2018	Mar. 20, 2018	Mar. 17, 2018	Oct. 14, 2017	Apr. 14, 2017	Mar. 23, 2017	Mar. 17, 2015	Oct. 14, 2014	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock unit, vesting in period									28,194	25,282
Weighted average grant value per share, vested									$ 12.77	$ 16.17
Share-based compensation costs									$ 1,173,580	$ 859,061
Vesting period									3 years
Options, vesting in period			153,185	20,000	194,055				148,387	214,055
Grant date option price, vested			$ 17.80	$ 23.18	$ 24.29
Forfeited during the period			23,304						6,298	5,000
Options vested (in shares)									343,936	18,506
Options forfeited (in shares)									18,506
Weighted average option price									$ 24.17
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)							4 years	4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)							6 years 6 months	6 years 6 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized									$ 1,387,104	$ 1,027,683
Total compensation cost not yet recognized period for recognition									1 year 3 months 18 days	1 year 5 months 26 days
Total compensation cost not yet recognized									$ 1,387,104	$ 1,027,683
2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for grant									3,000,000
Vesting term									Shares under the 2013 Plan to non-employee directors with a weighted average value of $12.77 per share. These restricted shares vest on the first anniversary of the grant date.
Total compensation cost not yet recognized									$ 0	85,898
Total compensation cost not yet recognized									0	85,898
2013 Long Term Incentive Plan [Member] | General and Administrative Costs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs									$ 99,902	$ 553,894
Non Employee Director [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares		29,898				28,194
Weighted average value, per share		$ 12.04				$ 12.77
Vesting term									Shares under the 2013 Plan to non-employee directors with a weighted average value of $12.04 per share. On November 28, 2018 the Company granted a further 5,000 shares to a newly appointed non-employee director with a weighted average value of $12.30. These restricted shares vest on the first anniversary of the grant date.
Restricted stock unit, vesting in period									28,194	22,782
Weighted average grant value per share, vested									$ 12.77	$ 15.80
Share vested, total fair value									$ 325,641	$ 305,279
Chief Executive Officer [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares		63,728				42,023
Weighted average value, per share		$ 12.04				$ 12.77
Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period									3 years
Share-based Compensation, expiration period									10 years
Officers and Employees [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares		32,916				23,458
Weighted average value, per share		$ 12.04				$ 12.77
Newly Appointed Non-Employee Director[Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock unit, vesting in period	5,000
Weighted average grant value per share, vested	$ 12.30
Officer [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock unit, vesting in period										2,500
Weighted average grant value per share, vested										$ 19.59
Share vested, total fair value										$ 24,888